DEPOSITS FOR ACQUISITION	12 Months Ended
Aug. 31, 2020
DEPOSITS FOR ACQUISITION
DEPOSITS FOR ACQUISITION

9.      DEPOSITS FOR ACQUISITION

On May 20, 2019, The Group entered into an agreement to acquire the equity interests in a company engaged in education services for a total consideration of RMB 5,500. As of August 31, 2019, the Group paid RMB 5,137 as the deposit for the acquisition. The acquisition was completed during the year ended August 31, 2020 and the deposit paid was applied to the total purchase price (see Note 3 for details).

During the year ended August 31, 2019, the Group made a deposit of GBP 38,310 (approximately RMB 333,448) relating to the acquisition of 100% equity interests of STM and BIC in the UK. The acquisition was completed during the year ended August 31, 2020 and the deposit paid was applied to the total purchase price (see Note 3 for details).